Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Entity Registrant Name	NIXXY, INC.
Entity Central Index Key	0001462223
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-1505893
Entity Address Address Line 1	123 Farmington Avenue
Entity Address Address Line 2	Suite 252
Entity Address City Or Town	Bristol
Entity Address State Or Province	CT
Entity Address Postal Zip Code	06010
City Area Code	855
Local Phone Number	931-1500